Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2024 EUR (€) segment
Accounting Policies
Residual values | €	€ 0
Number of operating segment | segment	1
Number of reportable segment | segment	1
Company-owned GMP IV facility
Accounting Policies
Impairment | €	€ 32,126,000